Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Intangible Assets
4.	Intangible Assets

As of June 30, 2012 and December 31, 2011, the Company’s only intangible assets consisted of patents with a gross carrying cost of $320,795 and accumulated amortization of $171,517 and $159,976, respectively. The remaining weighted average amortization period was 8.6 years at December 31, 2011. The estimated aggregate amortization expense in each of the years ending December 31, 2012 through December 31, 2015, is $23,084 per year.

The balances as of June 30, 2012, including intangible assets and accumulated amortization, are detailed as follows:

	As of June 30, 2012
Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	$320,795	$(171,517)	$149,278

The balances as of December 31, 2011, including intangible assets and accumulated amortization, are detailed as follows:

	As of December 31, 2011
Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	$320,795	$(159,976)	$160,819

Amortization expense for each of the six month periods ended June 30, 2012 and 2011 was $11,542.

4.	Intangible Assets

As of December 31, 2011 and 2010, the Company’s only intangible assets consisted of patents with a gross carrying cost of $320,795 and accumulated amortization of $159,976 and $136,892, respectively. The remaining weighted average amortization period is 8.6 years at December 31, 2011. The estimated aggregate amortization expense in each of the years ending December 31, 2012 through December 31, 2015, is $23,084 per year.

The balances as of December 31, 2011, including intangible assets and accumulated amortization are detailed as follows:

Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	320,795	(159,976)	160,819

		$320,795	$(159,976)	$160,819

The balances as of December 31, 2010, including intangible assets and accumulated amortization are detailed as follows:

Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	320,795	(136,892)	183,903

		$320,795	$(136,892)	$183,903

Amortization expense for the years ended December 31, 2011 and 2010 was $23,084 and $26,331, respectively.